Consolidated Statements Of Redeemable Convertible Preferred Stock And Stockholders Equity (Deficit) - USD ($) $ in Thousands	Total	Initial Public Offering	Private Placement	Redeemable Convertible Preferred Stock	Redeemable Convertible Preferred Stock Initial Public Offering	Series B- Convertible Redeemable Preferred Stock Redeemable Convertible Preferred Stock	Series C Preferred Stock Redeemable Convertible Preferred Stock	Series D Convertible Redeemable Preferred Stock Redeemable Convertible Preferred Stock	Common Stock Common Stock	Common Stock Common Stock Initial Public Offering	Common Stock Common Stock Private Placement	Additional Paid-in Capital Additional Paid-in Capital	Additional Paid-in Capital Additional Paid-in Capital Initial Public Offering	Additional Paid-in Capital Additional Paid-in Capital Private Placement	Accumulated Other Comprehensive Income Accumulated Other Comprehensive Income	Accumulated Deficit Accumulated Deficit
Beginning balance at Dec. 31, 2014	$ (21,542)								$ 1			$ 250			$ 402	$ (22,195)
Issuance of stock, net of issuance costs						$ 6,988
Beginning balance (in shares) at Dec. 31, 2014									505,128
Beginning balance at Dec. 31, 2014				$ 22,941
Beginning balance (in shares) at Dec. 31, 2014				4,110,119
Foreign currency translation adjustment	316														316
Issuance of stock, net of issuance costs (in shares)						966,851
Exercise of stock options	15											15
Exercise of stock options (in shares)									8,936
Forfeiture of unvested restricted common stock	0			$ 0					$ 0			0			0	0
Forfeiture of unvested restricted common stock (in shares)									(164)
Stock-based compensation expense	126											126
Accretion of redeemable convertible preferred stock to redemption value	(19)			19								(19)
Net loss	(13,218)															(13,218)
Ending balance at Dec. 31, 2015	(34,322)								$ 1			372			718	(35,413)
Ending balance (in shares) at Dec. 31, 2015									513,900
Ending balance at Dec. 31, 2015				$ 29,948
Ending balance (in shares) at Dec. 31, 2015				5,076,970
Issuance of stock, net of issuance costs							$ 5,413
Foreign currency translation adjustment	116														116
Conversion of convertible preferred stock into common stock upon closing of initial public offering (in shares)							461,396
Conversion of convertible preferred stock into common stock upon closing of initial public offering							$ 4,452
Issuance of stock, net of issuance costs (in shares)							569,946
Stock-based compensation expense	644											644
Accretion of redeemable convertible preferred stock to redemption value	(25)			$ 25								(25)
Net loss	(22,975)															(22,975)
Ending balance at Dec. 31, 2016	$ (56,562)								$ 1			991			834	(58,388)
Ending balance (in shares) at Dec. 31, 2016	513,900								513,900
Ending balance at Dec. 31, 2016	$ 39,838			$ 39,838
Ending balance (in shares) at Dec. 31, 2016	6,108,312			6,108,312
Issuance of stock, net of issuance costs								$ 39,845
Foreign currency translation adjustment	$ (707)														(707)
Issuance of stock, net of issuance costs		$ 39,484	$ 18,600							$ 5	$ 2		$ 39,479	$ 18,598
Conversion of convertible preferred stock into common stock upon closing of initial public offering (in shares)					(21,869,096)			3,420,404		7,180,483
Conversion of convertible preferred stock into common stock upon closing of initial public offering		$ 90,829			$ (90,829)			$ 11,102		$ 7			$ 90,822
Issuance of stock, net of issuance costs (in shares)								12,340,380		4,600,000	2,000,000
Stock-based compensation expense	906											906
Accretion of redeemable convertible preferred stock to redemption value	(44)			$ 44								(44)
Conversion of convertible preferred stock warrants into common stock warrants	78											78
Net loss	(33,877)															(33,877)
Ending balance at Dec. 31, 2017	$ 58,707								$ 15			$ 150,830			$ 127	$ (92,265)
Ending balance (in shares) at Dec. 31, 2017	14,294,383								14,294,383
Ending balance (in shares) at Dec. 31, 2017	0
Exercise of stock options (in shares)	21,027
Net loss	$ (33,663)
Ending balance at Sep. 30, 2018	$ 27,897
Ending balance (in shares) at Sep. 30, 2018	14,315,410